Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024
C000210577
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Growth Equity Fund, Institutional Class Shares
C000210578
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Growth Equity Fund, Investor Class Shares
C000210586
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Total Return Bond Fund, Institutional Class Shares
C000210587
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Total Return Bond Fund, Investor Class Shares
C000210574
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Credit Fund, Institutional Class Shares
C000210575
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Credit Fund, Investor Class Shares
C000210579
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Low Duration Bond Fund, Institutional Class Shares
C000210580
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Low Duration Bond Fund, Investor Class Shares
C000210584
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Municipal Bond Fund, Institutional Class Shares
C000210583
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Frost Municipal Bond Fund, Investor Class Shares
Without Sales Load [Member] | C000210577
Average Annual Return [Line Items]
Average Annual Return, Percent	27.87%		16.16%	14.74%
Without Sales Load [Member] | C000210578
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%		15.87%	14.46%
Without Sales Load [Member] | C000210586
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%		3.38%	3.29%
Without Sales Load [Member] | C000210587
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%		3.12%	3.02%
Without Sales Load [Member] | C000210585
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%		3.09%	2.93%
Without Sales Load [Member] | C000210574
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%		4.49%	4.44%
Without Sales Load [Member] | C000210575
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%		4.21%	4.18%
Without Sales Load [Member] | C000210576
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%		4.20%	4.10%
Without Sales Load [Member] | C000210579
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%		1.76%	1.73%
Without Sales Load [Member] | C000210580
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%		1.52%	1.49%
Without Sales Load [Member] | C000210584
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%		1.11%	1.79%
Without Sales Load [Member] | C000210583
Average Annual Return [Line Items]
Average Annual Return, Percent	1.44%		0.87%	1.54%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Average Annual Return, Percent	21.50%		14.59%	12.86%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Average Annual Return, Percent	21.50%		14.59%	12.86%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent	5.10%		0.19%	1.61%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	3.74%		1.18%	2.47%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	3.74%		1.18%	2.47%
Russell 1000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index (USD)
Average Annual Return, Percent	26.94%		18.41%	16.31%
Russell 1000 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index (USD)
Average Annual Return, Percent	26.94%		18.41%	16.31%
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Average Annual Return, Percent	8.79%		2.58%	3.58%
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Average Annual Return, Percent	8.79%		2.58%	3.58%
50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 Bloomberg US Credit & Bloomberg US Corporate High Yield
Average Annual Return, Percent	8.79%		2.58%	3.58%
Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return, Percent	5.83%		1.35%	1.59%
Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year US Government/Credit Index (USD)
Average Annual Return, Percent	5.83%		1.35%	1.59%